                           CALAMOS(R) FAMILY OF FUNDS
                    SEPTEMBER 30, 1999   -   SEMI-ANNUAL REPORT
                                   (Unaudited)





    CONVERTIBLE FUND
    GROWTH AND INCOME FUND
    MARKET NEUTRAL FUND*
    GROWTH FUND
    GLOBAL GROWTH AND INCOME FUND
    HIGH YIELD FUND
    *Formerly named Strategic Income Fund

Dear Shareholder:

We at CALAMOS ASSET MANAGEMENT believe that the current market environment is one of the most exciting times for investors in recent history. The financial markets have been maturing as worldwide acceptance of free markets and better information flows resulted from advances in technology. We have responded to these events by identifying and selecting what we view as opportunistic investments that fit within the specific objectives of each of the funds.

With volatility creating the backdrop for financial markets, we feel that the CALAMOS mutual funds remain an excellent long-term investment. The dual characteristics of convertibles let you participate in exciting growth potential while managing risk in a defensive fashion. The CALAMOS Family of Funds have helped shareholders ride the ups and downs of the current period ended September 30, 1999 covered in this report.

We are proud to report that Morningstar has ranked several of the CALAMOS funds at the top of their categories.*

#1 IN CONVERTIBLE FUNDS

     The GROWTH AND INCOME FUND has been ranked # 1 for its 10-, 5-and 3-year total returns out of 16, 27, and 39 funds respectively in the Morningstar CONVERTIBLE CATEGORY as of September 30, 1999.

#4 IN INTERNATIONAL HYBRID FUNDS

     The GLOBAL GROWTH AND INCOME FUND has been ranked #4 for its 3-year total return out of 56 funds in the Morningstar INTERNATIONAL HYBRID CATEGORY as of September 30, 1999.

#12 IN MID-CAP GROWTH FUNDS

     The GROWTH FUND has been ranked #12 for its 5-year total return and #15 for its 3-year total return out of 151 and 252 funds respectively in the Morningstar MID-CAP GROWTH CATEGORY as of September 30, 1999.

In August, we introduced the CALAMOS High Yield Fund. The primary objective of this fund is to seek the highest level of current income obtainable with reasonable risk. As its secondary objective, the Fund seeks capital gain where consistent with the primary objective. Our research, which has been a crucial component of our investment process for over 20 years centers on credit analysis, which makes this Fund an excellent fit with our current offerings in equity and convertible security investing. At the same time, our Strategic Income Fund was renamed the CALAMOS Market Neutral Fund to more accurately reflect its objective of high current income consistent with stability of principal.

As Y2K peeks around the corner, we believe CALAMOS and the financial industry as a whole are well prepared. While no one can guarantee that there will be no glitches, we suggest that the Y2K phenomena should not detract from your long-term investment strategy.

Thank you for your continued confidence in the CALAMOS Family of Funds.

                                            Sincerely,

                                            [/s/ John P. Calamos]
                                            John P. Calamos

* Source: Morningstar Principia Pro for Mutual Funds October 1999 Release. Category ratings are for Class A shares and do not reflect the effect of sales charges; if they had results may have been less favorable. Past performance is no guarantee of future results.

CALAMOS FAMILY OF FUNDS

STANDARDIZED PERFORMANCE AS OF SEPTEMBER 30, 1999

                                                                   AVERAGE ANNUAL TOTAL RETURN(1)
                                                      ---------------------------------------------------------
                                       1 YEAR              5 YEARS            10 YEARS         SINCE INCEPTION
                                  -----------------------------------------------------------------------------
                                            LOAD-               LOAD-               LOAD-               LOAD-
                                           ADJUSTED            ADJUSTED            ADJUSTED            ADJUSTED
CONVERTIBLE FUND
   A Shares                       19.65%    13.94%    16.19%    15.07%    12.80%    12.25%    11.86%    11.48%
      Inception: 6/21/85
   C Shares                       19.08%        NA        NA        NA        NA        NA    14.80%        NA
      Inception: 7/5/96
   I Shares                       20.20%        NA        NA        NA        NA        NA    12.16%        NA
      Inception: 6/25/97
GROWTH AND INCOME FUND
   A Shares                       29.59%    23.43%    20.25%    19.10%    14.88%    14.32%    15.40%    14.89%
      Inception: 9/22/88
   C Shares                       28.88%        NA        NA        NA        NA        NA    20.31%        NA
      Inception: 8/5/96
   I Shares                       30.17%        NA        NA        NA        NA        NA    16.69%        NA
      Inception: 9/18/97
MARKET NEUTRAL FUND*
   A Shares                       12.93%     7.55%     9.96%     8.90%        NA        NA     9.35%     8.76%
      Inception: 9/4/90
GROWTH FUND
   A Shares                       57.34%    49.89%    25.99%    24.77%        NA        NA    19.37%    18.73%
      Inception: 9/4/90
   C Shares                       56.71%        NA        NA        NA        NA        NA    27.29%        NA
      Inception: 9/3/96
   I Shares                       58.26%        NA        NA        NA        NA        NA    18.14%        NA
      Inception: 9/18/97
GLOBAL GROWTH AND INCOME FUND
   A Shares                       23.42%    17.60%        NA        NA        NA        NA    16.25%    14.41%
      Inception: 9/9/96
   C Shares                       22.72%        NA        NA        NA        NA        NA    15.90%        NA
      Inception: 9/24/96
   I Shares                       23.91%        NA        NA        NA        NA        NA    11.90%        NA
      Inception: 9/18/97
HIGH YIELD FUND
   A Shares                           NA        NA        NA        NA        NA        NA     0.00%    -4.76%
      Inception: 8/1/99

---------------

* Formally known as the Calamos Strategic Income Fund

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment in the CALAMOS(R) Family of Funds shares will fluctuate so that when an investor's shares are redeemed, they may be worth more or less than the original cost. The CALAMOS(R) Family of Funds are distributed by CALAMOS(R) FINANCIAL SERVICES, INC.

Performance numbers in the shaded area are adjusted for the 4.75% sales charge for class A shares. For class C shares there is a 1% contingent deferred sales charge on certain redemptions within the first year of purchase.

(1) Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average, assuming reinvestment of income and capital gain distributions.

CALAMOS CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                        VALUE
----------------------------------------------------------
CONVERTIBLE BONDS (52.2%)
               CAPITAL GOODS - INDUSTRIAL (.4%)
$    725,000   Interim Services Inc           $    579,638
               4.5000%, 09/16/04
               CAPITAL GOODS - TECHNOLOGY (19.8%)
   1,000,000   Affiliated Computer Services      1,134,870
               Corporation(b)
               4.000%, 03/15/05
   7,900,000   Atmel Corporation(b)              4,156,980
               0.000%, 04/21/18
   1,600,000   Bell Atlantic Corporation         1,605,504
               (Tel -Nz)(b)
               5.750%, 04/01/03
   1,200,000   Bell Atlantic Corporation(b)      1,263,600
               (Cable & Wireless)
               4.250%, 09/15/05
   2,500,000   Bell Atlantic Corporation         2,614,125
               (Cable & Wireless)
               4.250%, 09/15/05
     750,000   British Aerospace                 1,432,280
               3.750%, 07/21/06
   1,355,000   France Telecom S.A.(b)            1,254,730
               2.000%, 01/01/04
     600,000   LSI Logic Corporation(b)          1,068,000
               4.250%, 03/15/04
   1,950,000   Siebel Systems(b)                 1,911,000
               5.500%, 09/15/06
   4,400,000   Solectron Corporation(b)(c)       2,716,780
               0.000%, 01/27/19
   1,175,000   Systems & Computer Technology       922,375
               Corporation
               5.000%, 10/15/04
   2,000,000   Telefonos De Mexico               1,887,500
               4.250%, 06/15/04
   4,400,000   U.S. Cellular Corporation(c)      2,772,000
               0.000%, 06/15/15
   1,450,000   Veritas Software                  1,542,582
               1.856%, 08/13/06
                                              ------------
                                                26,282,326
               CONSUMER CYCLICALS (6.0%)
     600,000   The Interpublic Group of            690,108
               Companies, Inc.(b)
               1.800%, 09/16/04
   2,277,000   The Interpublic Group of          2,109,070
               Companies, Inc.(b) 1.870%,
               09/16/04
   3,175,000   Marriott International,           2,090,896
               Inc.(c)
               0.000%, 03/25/11
   1,025,000   Marriott International,             675,014
               Inc.(c)
               0.000%, 03/25/11 Euro

 PRINCIPAL
   AMOUNT                                        VALUE
----------------------------------------------------------
$    500,000   Omnicom Group, Inc.            $    847,075
               2.250%, 01/06/13
     950,000   Omnicom Group Inc.(b)             1,609,443
               2.250%, 01/06/13
                                              ------------
                                                 8,021,606
               CONSUMER GROWTH STAPLES (11.3%)
     400,000   Affymetrix, Inc.(b)                 396,000
               5.000%, 10/01/06
     600,000   Alpharma, Inc.(b)                   723,750
               3.000%, 06/01/06
     225,000   Alpharma, Inc.                      298,125
               5.750%, 04/01/05
   4,440,000   Athena Neurosciences              2,514,150
               (Elan)(b)(c)
               0.000%, 12/14/18
   1,575,000   Athena Neurosciences                891,844
               (Elan)(c)
               0.000%, 12/14/18
   1,800,000   Clear Channel Communications,     2,518,938
               Inc. 2.625%, 04/01/03
   2,300,000   Costco Companies, Inc.(b)         2,006,796
               0.000%, 08/19/17
   1,450,000   CUC International, Inc.           1,338,263
               3.000%, 02/15/02
   1,560,000   Genzyme Corporation(b)            2,113,894
               5.250%, 06/01/05
   4,500,000   Roche Holdings Company(b)(c)      2,255,625
               0.000%, 05/06/12
                                              ------------
                                                15,057,384
               CONSUMER STAPLES (2.4%)
   2,650,000   Nestle Holdings, Inc.             3,199,875
               3.000%, 06/17/02
               CREDIT CYCLICALS (.8%)
   1,350,000   BankAtlantic Bancorp, Inc.        1,042,875
               5.625%, 12/01/07
               ENERGY (2.6%)
   1,625,000   Devon Energy                      1,564,063
               4.900%, 08/15/08
   2,150,000   Loews Corporation (Diamond        1,826,167
               Offshore Drilling)
               3.125%, 09/15/07
                                              ------------
                                                 3,390,230
               FINANCIAL (3.5%)
  24,000,000   Acom Corporation(b)                 302,205
         JPY   0.000%, 03/31/02
     650,000   Finlayson Global (Rep. of         1,153,750
               Singapore) Corporation(b)
               0.000%, 02/19/04
     600,000   Finlayson Global (Rep. of         1,057,860
               Singapore) Corporation
               0.000%, 02/19/04

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                        VALUE
----------------------------------------------------------
 127,000,000   Mitsui Marine & Fire           $  1,224,641
         JPY   Insurance Company .7000%,
               03/31/03
  83,000,000   Sumitomo Marine & Fire              881,168
         JPY   Insurance Company
               1.200%, 03/31/04
                                              ------------
                                                 4,619,624
               TRANSPORTATION (2.9%)
     750,000   Airtours, Inc. plc.(b)            1,290,287
         GBP   5.750%, 01/05/04
     570,000   BAA plc                           1,083,278
         GBP   5.750%, 03/29/06
   2,500,000   Deutsche Lufthansa(b)             1,440,427
         DEM   2.125%, 12/03/02
                                              ------------
                                                 3,813,992
               UTILITIES (2.5%)
   2,550,000   AES Corporation                   3,264,000
               4.500%, 08/15/05
                                              ------------
               TOTAL CONVERTIBLE BONDS (Cost    69,271,550
               $61,173,299)

 NUMBER OF
   SHARES                                        VALUE
----------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (25.2%)
               BASIC INDUSTRIES (4.0%)
      50,500   International Paper Company    $  2,590,144
               5.250%
      39,500   Sealed Air Corporation            2,004,625
               2.000%, Series A
       6,000   Tribune Company                     723,000
               2.000%
                                              ------------
                                                 5,317,769
               CAPITAL GOODS - TECHNOLOGY (6.6%)
       3,000   Adelphia Communication              534,189
               5.500%
      24,700   Loral Space & Communication       1,207,213
               6.000%
      22,000   Mediaone Group, Inc.              2,308,625
               6.250%
      18,300   Qualcomm Financial Trust,         4,825,481
               Inc.
               5.750%
                                              ------------
                                                 8,875,508
               CONSUMER CYCLICALS (1.8%)
      17,700   Royal Caribbean Cruises           2,437,069
               Limited
               7.250% Series A
               CONSUMER GROWTH STAPLES (2.6%)
      57,300   Monsanto Co.                      2,062,800
               6.500%
      29,200   Village Roadshow, Inc.(b)         1,350,500
               6.500%
                                              ------------
                                                 3,413,300

 NUMBER OF
   SHARES                                        VALUE
----------------------------------------------------------
               CONSUMER STAPLES (3.5%)
      66,900   Seagram Ltd.                   $  3,106,669
               7.500%
      42,000   Suiza Foods Corporation           1,485,750
               5.500%
                                              ------------
                                                 4,592,419
               CREDIT CYCLICALS (.7%)
      43,100   DECS Trust II (Royal Group          937,425
               Tech Limited) 6.875%
               ENERGY (.7%)
      25,000   Western Gas Resources               864,063
               2.625%
               FINANCIAL (4.0%)
     139,500   National Australia Bank           3,818,812
               7.875%
       4,200   Equity Residential Properties        87,150
               Trust 7.250%
       8,415   Glenborough Realty Trust            138,322
               7.750%
      26,000   Vornado Realty Trust              1,215,500
               6.500% Series A
                                              ------------
                                                 5,259,784
               TRANSPORTATION (1.3%)
       5,600   Canadian National Railway           289,450
               5.250%
      30,650   Union Pacific Capital Trust       1,406,069
               6.250%
                                              ------------
                                                 1,695,519
                                              ------------
               TOTAL CONVERTIBLE PREFERRED      33,392,856
               STOCKS
               (Cost $28,694,817)
COMMON STOCK (7.3%)
               CAPITAL GOODS - TECHNOLOGY (.1%)
       1,235   Sensormatic Electronics              15,669
               Corporation
               CONSUMER CYCLICALS (.9%)
      27,624   Carnival Corporation              1,201,644
               CONSUMER GROWTH STAPLES (3.8%)
      34,000   Gannet Company, Inc               2,352,375
      48,000   Nike Inc. Class B                 2,730,000
                                              ------------
                                                 5,082,375
               CONSUMER STAPLES (1.4%)
     180,000   Diageo plc                        1,838,752
         GBP
               CREDIT CYCLICALS (1.1%)
      28,000   Federal Home Loan Mortgage        1,456,000
               Corporation
                                              ------------
               TOTAL COMMON STOCKS               9,594,439
               (Cost $5,964,304)

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 NUMBER OF
 CONTRACTS                                       VALUE
----------------------------------------------------------
CALL OPTIONS (.6%)
               CAPITAL GOODS - TECHNOLOGY (.3%)
          80   Adobe Corporation(a)           $    413,000
               LEAPS Expiration 01/18/02,
               Strike 85
               CONSUMER GROWTH STAPLES (.1%)
         350   Chiron Corporation(a)               172,813
               LEAPS Expiration 01/19/02,
               Strike 35
               CONSUMER STAPLES (.2%)
         200   General Mills Corporation(a)        305,000
               LEAPS Expiration 01/19/01,
               Strike 70
                                              ------------
               TOTAL CALL OPTIONS                  890,813
               (Cost $798,640)

 NUMBER OF
   SHARES                                        VALUE
----------------------------------------------------------
WARRANTS
               CONSUMER GROWTH STAPLES (.5%)
      65,527   News Corporation Ltd.          $    655,270
               06/16/03
                                              ------------
               TOTAL WARRANTS (.5%)                655,270
               (Cost $445,584)

 PRINCIPAL
   AMOUNT                                        VALUE
----------------------------------------------------------
U.S. GOVERNMENT SECURITIES (12.1%)
$ 10,500,000   United States National Strips  $  4,007,325
               Interest Coupon
               0.000%, 08/15/14
  23,000,000   United States National Strips     6,648,840
               Interest Coupon
               0.000%, 11/15/18
               U.S. Treasury Note
     500,000   5.875%, 2/15/00                     501,510
   2,750,000   6.875%, 5/15/06                   2,872,457
   2,000,000   6.500%, 10/15/06                  2,045,540
                                              ------------
               TOTAL U.S. GOVERNMENT            16,075,672
               SECURITIES
               (Cost $16,633,122)
                                              ------------
TOTAL INVESTMENTS (97.9%)                      129,880,600
(Cost $113,709,766)

 PRINCIPAL
   AMOUNT                                        VALUE
----------------------------------------------------------
CASH DEPOSITS WITH CUSTODIAN $(1.5%)          $  1,995,819
(INTEREST BEARING)
OTHER ASSETS, LESS LIABILITIES (.6%)               804,132
                                              ------------
NET ASSETS (100.0%)                           $132,680,551
                                              ------------
NET ASSET VALUE PER SHARE -CLASS A            $      17.69
                                              ------------
(3,835,756 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C           $      17.62
                                              ------------
(1,919,423 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I           $      17.74
                                              ------------
(1,748,224 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

CALAMOS GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
  AMOUNT                                         VALUE
---------------------------------------------------------
 CONVERTIBLE BONDS (47.8%)
             CAPITAL GOODS - INDUSTRIAL (.4%)
$ 140,000    Interim Services Inc             $   111,930
             4.500%, 06/01/05
             CAPITAL GOODS - TECHNOLOGY (22.9%)
  185,000    Affiliated Computer Services         209,951
             Corporation(b),
             4.000%, 03/15/05
1,350,000    Atmel Corporation(b)                 710,370
             0.000%, 04/21/18
  400,000    Bell Atlantic Corporation            418,260
             (Cable & Wireless)
             4.250%, 09/15/05
  170,000    Comverse Tech Inc(b)                 384,413
             4.500%, 07/01/05
  820,000    Hewlett-Packard(c)                   496,100
             0.000%, 10/14/17
  200,000    LSI Logic Corporation(b)             356,000
             4.250%, 03/15/04
  500,000    Park Electrochemical                 481,250
             Corporation
             5.500%, 03/01/06
  430,000    Siebel Systems(b)                    421,400
             5.500%, 09/15/06
  925,000    Solectron Corporation(b)             571,141
             0.000%, 01/27/19
  450,000    Solectron Corporation(c)             277,853
             0.000%, 01/27/19
  250,000    Systems & Computer Technology        196,250
             Corporation
             5.000%, 10/15/04
  600,000    Telefonos De Mexico                  566,250
             4.250%, 06/15/04
1,250,000    U.S. Cellular Corporation(c)         787,500
             0.000%, 06/15/15
  900,000    Veritas Software                     957,465
             1.856%, 08/13/06
                                              -----------
                                                6,834,202
             CONSUMER CYCLICALS (6.8%)
  500,000    Genesco Inc                          435,995
             5.500%, 04/15/05
  425,000    The Interpublic Group of             393,656
             Companies, Inc.(b)
             1.870%, 06/01/06
   65,000    The Interpublic Group of              74,762
             Companies, Inc.(b)
             1.800%, 09/16/04
   60,000    The Interpublic Group of              69,011
             Companies, Inc.
             1.800%, 09/16/04
1,100,000    Marriott International, Inc.(c)      724,405
             0.000%, 03/25/11

PRINCIPAL
  AMOUNT                                         VALUE
---------------------------------------------------------
$ 200,000    Omnicom Group, Inc.(b)           $   338,830
             2.250%, 01/06/13
                                              -----------
                                                2,036,659
             CONSUMER GROWTH STAPLES (16.2%)
  300,000    Affymetrix Inc.(b)                   297,000
             5.000%, 10/01/06
  100,000    Alpharma Inc.(b)                     120,625
             3.000%, 06/01/06
  325,000    Alpharma Inc.                        430,625
             5.750%, 04/01/05
  625,000    Athena Neuroscineces (Elan)          353,906
             0.000%, 12/14/18
  725,000    Athena Neuroscineces (Elan)(b)       410,531
             0.000%, 12/14/18
  360,000    Clear Channel Communications,        503,788
             Inc.
             2.625%, 04/01/03
  475,000    Costco Companies, Inc.(b)            414,447
             0.000%, 08/19/17
  825,000    CUC International, Inc.              761,426
             3.000%, 02/15/02
  230,000    Genzyme Corporation(b)               311,664
             5.250%, 06/01/05
  500,000    Jacor Communications, Inc.(c)        310,625
             0.000%, 02/09/18
  900,000    Roche Holdings Company (b)(c)        541,125
             0.000%, 04/20/10
  800,000    Times Mirror Company(c)              394,000
             0.000%, 04/15/17
                                              -----------
                                                4,849,761
             UTILITIES (1.5%)
  350,000    AES Corporation                      448,000
             4.500%, 08/15/05
             TOTAL CONVERTIBLE BONDS           14,280,552
             (Cost $12,458,329)

NUMBER OF
  SHARES                                         VALUE
---------------------------------------------------------
 CONVERTIBLE PREFERRED STOCKS (27.6%)
             BASIC INDUSTRIES (1.5%)
    9,000    Sealed Air Corporation 2.000%    $   456,750
             CAPITAL GOODS - INDUSTRIAL (1.5%)
   18,600    Metromedia International 7.250%      458,025
             CAPITAL GOODS - TECHNOLOGY (11.1%)
      600    Adelphia Communication 5.500%        106,838
    3,500    Mediaone Group, Inc. 6.250%          367,281
    9,600    Pioneer Standard Trust 6.750%        522,000
    7,200    Qualcomm Financial Trust, Inc.     1,898,550
             5.750%

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

NUMBER OF
  SHARES                                         VALUE
---------------------------------------------------------
   21,341    Sensormatic Electronics          $   426,825
             Corporation(b) 6.5000%
                                              -----------
                                                3,321,494
             CONSUMER CYCLICALS (1.5%)
    3,300    Royal Caribbean Cruises Limited      454,369
             7.250%
             CONSUMER GROWTH STAPLES (1.5%)
    4,500    Houston Industries Inc. 7.000%       459,000
             CONSUMER STAPLES (2.4%)
   15,200    Seagram Ltd. 7.500%                  705,850
             ENERGY (1.5%)
   13,000    Western Gas Resources 2.625%         449,313
             FINANCIAL (1.8%)
   19,200    National Australia Bank 7.875%       525,600
             TRANSPORTATION (3.9%)
   18,000    Arkansas Best Corporation            756,000
             2.875%
    4,500    Canadian National Railway            232,594
             5.250%
    4,000    Union Pacific Capital Trust          182,500
             6.250%
                                              -----------
                                                1,171,094
             UTILITIES (.9%)
    4,750    AES Corporation 5.500%               267,505
                                              -----------
             TOTAL CONVERTIBLE                  8,269,000
             PREFERRED STOCKS
             (Cost $6,365,203)

COMMON STOCKS (11.6%)
             CAPITAL GOODS - TECHNOLOGY (3.2%)
    8,800    First Data Corp                      386,100
    6,400    Microsoft Corp                       579,600
                                              -----------
                                                  965,700
             CONSUMER CYCLICALS (3.9%)
    9,700    MGM Grand                            496,519
   29,316    Station Casinos                      681,590
                                              -----------
                                                1,178,109
             CONSUMER GROWTH STAPLES (1.4%)
    8,600    Fastenal Company                     405,275
             FINANCIAL (3.1%)
    5,514    Fifth Third Bancorp                  335,492
   12,500    MGIC Investment                      596,875
                                              -----------
                                                  932,367
                                              -----------
             TOTAL COMMON STOCKS                3,481,451
             (Cost $2,385,708)

NUMBER OF
CONTRACTS                                        VALUE
---------------------------------------------------------
 CALL OPTIONS (.5%)
             CAPITAL GOODS - TECHNOLOGY (.3%)
       15    Adobe Corporation(a)             $    77,438
             LEAPS
             Expiration 01/18/02, Strike 85
             CONSUMER GROWTH STAPLES (.1%)
       55    Chiron Corporation(a)                 27,156
             LEAPS
             Expiration 01/19/02, Strike 35
             CONSUMER STAPLES (.1%)
       30    General Mills Corporation(a)          45,750
             LEAPS
             Expiration 01/19/01, Strike 70
                                              -----------
             TOTAL CALL OPTIONS                   150,344
             (Cost $130,268)

PRINCIPAL
  AMOUNT                                         VALUE
---------------------------------------------------------
 U.S. GOVERNMENT SECURITIES (8.2%)
$3,800,000   United States National Strips    $ 1,191,262
             Interest Coupon
             0.000%, 08/15/17
             U.S. Treasury Note
  600,000    5.875%, 02/15/00                     601,812
  635,000    6.875%, 05/15/06                     663,277
                                              -----------
             TOTAL U.S. GOVERNMENT              2,456,351
             SECURITIES
             (Cost $2,543,999)
TOTAL INVESTMENTS (95.7%)                      28,637,698
(Cost $23,883,507)
CASH DEPOSITS WITH CUSTODIAN - (INTEREST        1,207,580
BEARING) (4.0%)
OTHER ASSETS, LESS LIABILITIES (.3%)               69,782
                                              -----------
NET ASSETS (100.0%)                           $29,915,060
                                              -----------
NET ASSET VALUE PER SHARE - CLASS A           $     19.94
                                              -----------
(1,193,950 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C           $     19.76
                                              -----------
                (197,995 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I           $     20.01
                                              -----------
(109,878 shares outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

CALAMOS MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 NUMBER
OF SHARES                                          VALUE
-----------------------------------------------------------
 CONVERTIBLE BONDS (63.4%)
            BASIC INDUSTRIES (1.4%)
  55,000    Mail-Well Inc.                      $    53,350
            5.000%, 06/15/03
                                                -----------
                                                     53,350
            CAPITAL GOODS - INDUSTRIAL (7.2%)
  65,000    Mark IV Industries Inc.                  56,347
            4.750%, 11/01/04
  55,000    Robbins & Myers Inc.                     46,200
            6.500%, 09/01/03
 135,000    Standard Motor Products                 119,559
            6.750%, 07/15/09
  50,000    Thermoquest Corporation                  49,200
            5.000%, 08/15/00
                                                -----------
                                                    271,306
            CAPITAL GOODS - TECHNOLOGY (22.9%)
  70,000    Activision Inc.                          78,400
            6.750%, 01/01/05
  55,000    Amazon.com, Inc.(b)                      64,419
            4.750%, 02/01/09
  85,000    BEA Systems Inc.                        121,954
            4.000%, 06/15/05
  50,000    Emcor Group Inc.                         45,193
            5.750%, 04/01/05
  80,000    MRV Communications Inc.                  80,390
            5.000%, 11/01/02
  30,000    Net.Bank Inc.                            25,500
            4.750%, 06/01/04
  60,000    Safeguard Scientific(b)                  65,738
            5.000%, 06/15/06
  50,000    Sanmina Corporation(b)                   55,840
            4.250%, 05/01/04
  20,000    Siebel Systems(b)                        19,600
            5.500%, 09/15/06
 130,000    Solectron Corporation(b)(a)              80,269
            0.000%, 01/27/19
  60,000    SportsLine USA, Inc.(b)                  45,525
            5.000%, 04/01/06
 110,000    Telefonos De Mexico                     103,813
            4.250%, 06/15/04
  70,000    Verticalnet Inc.(b)                      73,500
            5.250%, 09/27/04
                                                -----------
                                                    860,139
            CONSUMER CYCLICALS (8.3%)
  50,000    Genesco Inc.                             43,600
            5.500%, 04/15/05
  20,000    The Interpublic Group of                 18,525
            Companies(b)
            1.870%, 06/01/06

 NUMBER
OF SHARES                                          VALUE
-----------------------------------------------------------
 110,000    Lamar Advertising Co.               $   139,425
            5.250%, 09/15/06
  60,000    MAGNA International Inc.                 54,445
            4.875%, 02/15/05
  55,000    Michaels Stores                          54,811
            6.750%, 01/15/03
                                                -----------
                                                    310,805
            CONSUMER GROWTH STAPLES (16.6%)
  55,000    Action Performance                       37,292
            4.750%, 04/01/05
  70,000    Affymetrix Inc.(b)                       69,300
            5.000%, 10/01/06
  55,000    Alpharma Inc.(b)                         65,519
            3.000%, 06/01/06
 125,000    Athena Neurosciences (Elan)(b)           70,781
            0.000%, 12/14/18
  75,000    Aviron Inc.                              69,752
            5.750%, 04/01/05
  95,000    CUC International Inc.                   87,679
            3.000%, 02/15/02
 120,000    Jacor Communications Inc.(a)             74,550
            0.000%, 02/09/18
  90,000    Pier 1 Imports                           88,088
            5.750%, 10/01/03
 110,000    Wellpoint Health Network                 64,625
            0.000%, 07/02/19
                                                -----------
                                                    627,586
            ENERGY (4.2%)
  30,000    Pride International Inc.                 34,425
            6.250%, 02/15/06
 125,000    Seacor Holdings                         121,923
            5.375%, 11/15/06
                                                -----------
                                                    156,348
            FINANCIAL (2.8%)
  70,000    Ameritrade Holding Corporation(b)        51,188
            5.750%, 08/01/04
  65,000    Financial Federal Corporation            55,331
            4.500%, 05/01/05
                                                -----------
                                                    106,519
            TOTAL CONVERTIBLE BONDS               2,386,054
            (Cost $2,288,457)
CONVERTIBLE PREFERRED STOCK (24.7%)
            BASIC INDUSTRIES (1.8%)
   1,300    Sealed Air Corporation                   65,975
            2.000% Series A
            CAPITAL GOODS - INDUSTRIAL (.5%)
     700    Metromedia International                 17,238
            7.250%

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 NUMBER
OF SHARES                                          VALUE
-----------------------------------------------------------
            CAPITAL GOODS - TECHNOLOGY (4.9%)
   1,300    Pioneer Standard                    $    70,688
            6.750%
   1,300    PSI Net Inc.                             52,325
            6.750%
   1,500    Verio Inc.(b)                            62,625
            6.750%
                                                -----------
                                                    185,638
            CONSUMER CYCLICALS (3.1%)
   1,800    Tower Automotive Capital Trust           75,179
            6.750%
   1,100    United Rentals Inc.                      40,013
            6.500%
                                                -----------
                                                    115,191
            CONSUMER GROWTH STAPLES (2.1%)
     500    Avado Brands Series A                    14,938
            7.000%
   1,800    Owens & Minor                            63,941
            5.375%
                                                -----------
                                                     78,879
            CREDIT CYCLICALS (1.5%)
   1,400    Owens Corning MIPS                       54,775
            6.500%
            ENERGY (3.2%)
   1,200    Calenergy Capital Trust                  49,500
            6.500%
   1,300    Pogo Trust Inc.                          69,306
            6.500%
                                                -----------
                                                    118,806
            FINANCIAL (3.1%)
   1,450    Frontier Financing Trust                 54,556
            6.250%
   1,200    Newfield Financial Trust                 65,400
            6.500%
                                                -----------
                                                    119,956
            TRANSPORTATION (2.0%)
   1,800    Arkansas Best Corporation                75,600
            2.875%
            UTILITIES (2.5%)
   1,700    AES Corporation                          95,739
            5.500%
                                                -----------
            TOTAL CONVERTIBLE                       927,797
            PREFERRED STOCKS
            (Cost $1,073,432)
TOTAL INVESTMENTS (88.1%)                         3,313,851
(Cost $3,361,889)
COMMON STOCK SOLD SHORT (-37.3%)
            BASIC INDUSTRIES (-1.8%)
  (1,500)   Mail-Well, Inc.                         (20,813)
    (910)   Sealed Air Corporation                  (46,694)
                                                -----------
                                                    (67,507)

 NUMBER
OF SHARES                                          VALUE
-----------------------------------------------------------
            CAPITAL GOODS - INDUSTRIAL (-2.1%)
    (600)   Mark IV Industries Inc.             $   (11,850)
    (950)   Metromedia International Group           (3,919)
    (825)   Robbins & Myers Inc.                    (12,788)
  (2,450)   Standard Motor Products                 (47,622)
    (450)   Thermoquest Corp.                        (4,556)
                                                -----------
                                                    (80,734)
            CAPITAL GOODS - TECHNOLOGY (-13.3%)
  (1,900)   Activision Inc.                         (33,488)
    (370)   Amazon.com Inc.                         (29,577)
  (2,400)   BEA Systems Inc.                        (84,750)
  (1,200)   Emcor Group Inc.                        (23,100)
  (1,400)   Mrv Communication Inc.                  (33,163)
    (350)   Net.Bank Inc.                            (7,744)
  (2,700)   Pioneer Standard Elec.                  (38,981)
    (625)   PSI Net Inc.                            (22,480)
    (400)   Safeguard Scientifics                   (27,200)
    (350)   Sanmina Corp.                           (27,081)
    (125)   Siebel Systems Inc.                      (8,328)
    (550)   Solectron Corporation                   (39,497)
    (300)   SportLine USA Inc.                       (8,869)
    (710)   Telefonos De Mexico                     (50,588)
    (900)   Verio Inc.                              (27,900)
    (950)   Verticalnet Inc.                        (35,150)
                                                -----------
                                                   (497,895)
            CONSUMER CYCLICALS (-4.6%)
  (1,050)   Genesco Inc.                            (13,125)
    (200)   Interpublic Group Of Companies           (8,225)
  (1,650)   Lamar Advertising Co.                   (81,675)
    (100)   MAGNA International, Inc.                (4,969)
    (500)   Michaels Stores Inc.                    (14,750)
  (1,800)   Tower Automotive                        (35,663)
    (575)   United Rentals Inc.                     (12,506)
                                                -----------
                                                   (170,913)
            CONSUMER GROWTH STAPLES (-7.5%)
    (350)   Action Performance                       (7,372)
    (350)   Affymetrix Inc.                         (34,453)
  (1,150)   Alpharma Inc. Class A                   (40,609)
    (900)   Avado Brands Inc.                        (5,063)
  (1,900)   Aviron                                  (46,016)
    (625)   Cendant Corporation                     (11,094)
    (475)   Clear Channel Communications            (37,941)
    (700)   Elan Corporation ADRs                   (23,494)
  (2,450)   Owens & Minor Inc.                      (23,581)

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 NUMBER
OF SHARES                                          VALUE
-----------------------------------------------------------
  (5,400)   Pier 1 Imports Inc.                 $   (36,450)
    (300)   Wellpoint Health Network                (17,100)
                                                -----------
                                                   (283,172)
            CREDIT CYCLICALS (-.4%)
    (625)   Owens Corning                           (13,555)
            ENERGY (-3.6%)
    (850)   New Field Exploration                   (27,997)
  (1,700)   Pogo Producing Co.                      (35,275)
  (1,700)   Pride International Inc.                (24,119)
    (950)   Seacor Holdings Inc.                    (48,688)
                                                -----------
                                                   (136,078)
            FINANCIAL (-1.5%)
  (1,100)   Ameritrade Holding Co.                  (20,178)
    (900)   Financial Federal Corporation           (16,988)
  (2,200)   Frontier Insurance Group Inc.           (19,250)
                                                -----------
                                                    (56,416)
            TRANSPORTATION (-.7%)
  (2,150)   Arkansas Best Corporation               (26,606)
            UTILITIES (-1.8%)
    (850)   AES Corporation                         (50,150)
    (600)   MidAmerican Energy                      (17,700)
                                                -----------
                                                    (67,850)
                                                -----------

 NUMBER
OF SHARES                                          VALUE
-----------------------------------------------------------
            TOTAL COMMON STOCKS                 $(1,400,725)
            SOLD SHORT
            (Proceeds - $1,413,540)
CASH DEPOSITS WITH CUSTODIAN                      1,787,089
(INTEREST BEARING)(47.6%)
ASSETS, LESS OTHER LIABILITIES (1.6%)                60,406
                                                -----------
NET ASSETS (100.0%)                             $ 3,760,620
                                                -----------
NET ASSET VALUE PER SHARE - CLASS A             $     11.99
                                                -----------

NOTES TO SCHEDULE OF INVESTMENTS
  (a)   LYON - Liquid Yield Option Note
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.

                See accompanying Notes to Financial Statements.

CALAMOS GROWTH FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

   NUMBER
 OF SHARES                                       VALUE
---------------------------------------------------------
COMMON STOCKS (96.4%)
               CAPITAL GOODS - INDUSTRIAL (5.5%)
       9,800   Geon Company                   $   252,350
      11,000   Measurement Specialist             200,750
       9,450   Monaco Coach Corporation           230,344
       6,900   PowerOne Inc                       175,950
       8,000   Winnebago Industries               191,500
                                              -----------
                                                1,050,894
               CAPITAL GOODS - TECHNOLOGY (40.9%)
      16,000   Alliance Semiconductor             170,000
       5,700   Anadigics Corporation              160,313
      12,600   Atmel Corporation                  426,038
       8,000   CTS Corporation                    460,000
       6,700   Commscope Inc.                     217,750
       5,400   Comverse Technology                509,288
       8,800   DSP Group Inc.                     350,900
       8,600   Emulex                             738,525
      12,800   Imation Corporation                396,800
      13,000   LTX Corporation                    177,938
       7,600   PMC Sierra Inc                     703,000
       4,400   Powerwave Technologies             212,163
       3,000   Qualcomm Inc.                      567,563
       4,900   Sandisk Corporation                319,419
       6,600   Transwitch Corporation             376,200
       8,500   Triquint Semiconductor             486,094
       7,000   Verisign Inc.                      745,500
       7,000   Verity Inc.                        481,688
       8,000   Zomax Inc.                         207,000
       5,300   Zoran Corporation                  143,763
                                              -----------
                                                7,849,942
               CONSUMER CYCLICALS (16.1%)
      20,000   Argosy Gaming Company              265,000
      10,000   Brauns Fashions Corporation        181,875
       7,600   Circuit City Stores                320,625
       7,800   Copart Inc.                        143,813
       3,500   Eaton Corporation                  302,094
      24,000   Genesco Inc.                       300,000
      10,600   Haverty Furniture                  153,700
       6,700   MGM Grand Inc.                     342,956
       6,000   Rex Stores Corporation             186,000

   NUMBER
 OF SHARES                                       VALUE
---------------------------------------------------------
       7,100   Tiffany & Company              $   425,556
       8,250   Valassis Communication             362,484
      10,000   Waste Management, Inc.             116,250
                                              -----------
                                                3,100,353
               CONSUMER GROWTH STAPLES (26.3%)
       4,100   Agribrands International           203,463
       8,800   Andrx Corporation                  515,075
       6,200   Biogen Inc.                        488,638
       6,800   Biovail Corp International         345,100
      11,400   CEC Entertainment Inc.             408,975
       7,800   Colorado Medtech Inc.              112,613
      12,000   Jakks Pacific Inc.                 450,000
       7,300   Lands End Inc.                     481,800
       3,400   Medimmune Inc.                     338,831
       7,400   Polymedica Corporation             172,050
      18,600   Price Com Corporation              466,163
       7,800   Saucony Inc Class B                122,850
      13,700   Taro Pharmaceutical                208,925
       6,800   Visx Inc.                          537,838
       6,600   Zoll Medical Corporation           199,650
                                              -----------
                                                5,051,969
               CREDIT CYCLICALS (1.6%)
       6,000   NVR Inc                            303,000
               ENERGY (3.2%)
       8,400   Basin Exploration Inc.             201,600
      12,000   Forest Oil Corporation             204,750
       9,500   Prima Energy Corporation           216,719
                                              -----------
                                                  623,069
               UTILITIES (2.8%)
       6,400   Calpine Corporation                544,400
               TOTAL COMMON STOCKS
               (Cost $14,227,353)              18,523,622
                                              -----------
TOTAL INVESTMENTS (96.4%)                      18,523,622
(Cost $14,227,353)
CASH DEPOSITS WITH CUSTODIAN                      622,784
(INTEREST BEARING) (3.2%)
OTHER ASSETS, LESS LIABILITIES (.4%)               78,103
                                              -----------
NET ASSETS (100.0%)                           $19,227,509
                                              -----------
NET ASSET VALUE PER SHARE - CLASS A           $     26.26
                                              -----------
                (603,749 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C           $     25.81
                                              -----------
                 (53,069 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I           $     26.54
                                              -----------
                 (75,555 shares outstanding)

                See accompanying Notes to Financial Statements.

CALAMOS GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                         VALUE
---------------------------------------------------------
CONVERTIBLE BONDS (42.5%)
              CAPITAL GOODS - TECHNOLOGY (11.8%)
$    60,000   Affiliated Computer Services     $   68,092
              Corporation(b)
              4.000%, 03/15/05
    140,000   Bell Atlantic Corporation           146,391
              (Cable & Wireless)
              4.250%, 09/15/05
     75,000   Comverse Technology Inc.(b)         169,594
              4.500%, 07/01/05
    125,000   Siebel Systems(b)                   122,500
              5.500%, 09/15/06
    245,000   Solectron Corporation(b)(c)         151,275
              0.000%, 01/27/19
    130,000   Telefonos De Mexico                 122,688
              4.250%, 06/15/04
    175,000   U.S. Cellular Corporation(c)        110,250
              0.000%, 06/15/15
    100,000   Veritas Software                    106,385
              1.856%, 08/13/06
                                               ----------
                                                  997,175
              CONSUMER CYCLICAL (3.2%)
    140,000   The Interpublic Group of            129,675
              Companies, Inc.(b)
              1.870%, 09/16/04
     35,000   The Interpublic Group of             40,256
              Companies, Inc.
              1.8000%, 09/16/04
    155,000   Marriott International, Inc.(c)     102,075
              0.000%, 03/25/11
                                               ----------
                                                  272,007
              CONSUMER GROWTH STAPLES (12.5%)
     90,000   Affymetrix, Inc.(b)                  89,100
              5.000%, 10/01/06
    125,000   Clear Channel Communications,       174,926
              Inc.
              2.625%, 04/01/03
    150,000   Costco Companies, Inc.(b)           130,878
              0.000%, 08/19/17
    100,000   CUC International, Inc.              92,294
              3.000%, 02/15/02
    175,000   Athena Neurosciences (Elan)(c)       99,094
              0.000%, 12/14/18
    200,000   Athena Neurosciences                113,250
              (Elan)(b)(c)
              0.000%, 12/14/18
    110,000   Genzyme Corporation(b)              149,057
              5.250%, 06/01/05
    250,000   Swatch Group                        208,680
              2.000%, 10/23/02
                                               ----------
                                                1,057,279

 PRINCIPAL
  AMOUNT                                         VALUE
---------------------------------------------------------
              CONSUMER STAPLES (2.1%)
$   150,000   Nestle Holdings, Inc.            $  181,125
              3.000%, 06/17/02
              CREDIT CYCLICALS (2.2%)
    250,000   Amoy Properties, Inc. (Hong         183,125
              Kong)
              5.500%, 01/01/30
              FINANCIAL (5.2%)
    200,000   Finlayson Global (Rep. of           352,620
              Singapore) Corporation
              0.000%, 02/19/04
 10,000,000   Nisshin Fire & Marine Insurance      90,811
        JPY   Company
              .650%, 03/31/04
                                               ----------
                                                  443,431
              TRANSPORTATION (3.2%)
     89,000   Airtours plc.(b)                    153,114
              5.750%, 01/05/04
    200,000   Deutsche Lufthansa                  115,228
              2.125%, 12/03/02
                                               ----------
                                                  268,342
              UTILITIES (2.3%)
    150,000   AES Corporation                     192,000
                                               ----------
              TOTAL CONVERTIBLE BONDS           3,594,483
              (Cost $2,989,544)

 NUMBER OF
  SHARES                                         VALUE
---------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (13.5%)
              CAPITAL GOODS - TECHNOLOGY (5.6%)
$     1,800   Qualcomm Financial Trust, Inc.   $  474,638
              5.750%
              CONSUMER CYCLICALS (2.4%)
      1,500   Royal Caribbean Cruises Limited     206,531
              7.250% Series A
              CONSUMER STAPLES (1.8%)
      3,200   Seagram Ltd. 7.500%                 148,600
              ENERGY (1.1%)
      2,700   Western Gas Resources 2.625%         93,319
              FINANCIAL (2.6%)
      8,150   National Australia Bank 7.875%      223,106
                                               ----------
              TOTAL CONVERTIBLE PREFERRED       1,146,194
              STOCK
              (Cost $626,054)
COMMON STOCKS (36.2%)
              CAPITAL GOODS TECHNOLOGY (4.6%)
      1,932   Koninklijke (Philips                195,132
              Electronics) ADRs
      2,300   Telecom Italia SPA ADRs             198,231
                                               ----------
                                                393,363 \

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

 NUMBER OF
  SHARES                                         VALUE
---------------------------------------------------------
              CONSUMER CYCLICALS (5.4%)
$     2,500   MGM Grand                        $  127,969
      4,100   Michelin                            193,387
     40,000   Rank Group plc                      141,088
                                               ----------
                                                  462,444
              CONSUMER GROWTH STAPLES (6.7%)
      2,500   Fastenal Company                    117,813
      3,050   Fuji Photo Film Company             103,128
      1,600   Gannet Inc                          110,700
    125,000   Village Roadshow Ltd                235,235
                                               ----------
                                                  566,875
              CONSUMER STAPLES (8.5%)
     33,000   Allied Domecq plc                   187,703
        GBP
     50,000   Berisford plc                       251,472
        GBP
      6,038   British American Tob                104,910
     16,814   Diageo plc                          171,760
        GBP
                                               ----------
                                                  715,845
              FINANCIAL (6.2%)
      2,700   MGIC Investment                     128,925
     41,000   Mitsui Marine and Fire              216,870
        JPY   Insurance Co.
     28,000   Sumitomo Marine and Fire            178,252
        JPY   Insurance Co.
                                               ----------
                                                  524,047
              TRANSPORTATION (4.8%)
      2,800   British Airways ADRs                159,950
     27,000   Cathay Pacific Airways              243,318
                                               ----------
                                                  403,268
              TOTAL COMMON STOCKS               3,065,842
              (Cost $2,535,148)

 NUMBER OF
 CONTRACTS                                       VALUE
---------------------------------------------------------
CALL OPTIONS (.6%)
              CAPITAL GOODS - TECHNOLOGY (.3%)
          5   Adobe Corporation(a)             $   25,813
              LEAPS Expiration 01/18/02,
              Strike 85
              CONSUMER GROWTH STAPLES (.1%)
         20   Chiron Corporation(a)                 9,875
              LEAPS Expiration 01/19/02,
              Strike 35

 NUMBER OF
 CONTRACTS                                       VALUE
---------------------------------------------------------
              CONSUMER STAPLES (.2%)
         20   General Mills Corporation(a)     $   12,625
              LEAPS Expiration 01/19/01,
              Strike 70
                                               ----------
              TOTAL CALL OPTIONS                   48,313
              (Cost $45,645)

 NUMBER OF
  SHARES                                         VALUE
---------------------------------------------------------
WARRANTS (.3%)
              CONSUMER GROWTH STAPLES
      2,871   News Corporation Ltd.            $   28,710
              6/16/03
                                               ----------
              TOTAL WARRANTS                       28,710
              (Cost $19,523)

 PRINCIPAL
  AMOUNT                                         VALUE
---------------------------------------------------------
U.S. GOVERNMENT SECURITIES (6.2%)
$ 1,125,000   United States National Strips    $  325,215
              Interest Coupon
              0.000%, 11/15/18
     75,000   United States Treasury Bond          76,708
              6.500%, 10/15/06
    125,000   United States Treasury Note         121,373
              5.625%, 05/15/08
                                               ----------
              TOTAL U.S. GOVERNMENT               523,295
              SECURITIES
              (Cost $555,503)
                                               ----------
TOTAL INVESTMENTS (99.3%)                       8,406,837
(Cost $6,771,417)
U.S. DOLLAR CASH DEPOSITS WITH                    482,451
CUSTODIAN (INTEREST BEARING) (5.8%)
OTHER ASSETS, LESS LIABILITIES (-5.1%)           (430,372)
                                               ----------
NET ASSETS (100.0%)                            $8,458,916
                                               ----------
NET ASSET VALUE PER SHARE - CLASS A            $     7.04
                                               ----------
                 (999,045 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS C            $     6.98
                                               ----------
                 (130,210 shares outstanding)
NET ASSET VALUE PER SHARE - CLASS I            $     7.07
                                               ----------
                   (73,440 share outstanding)

Notes to Schedule of Investments
  (a)   Non-income producing security
  (b) Rule 144A security - Private placement securities issued under Rule 144A are exempt from the registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Funds, and any resale by the Funds must be an exempt transaction, normally to other qualified institutional investors.
  (c)   LYON - Liquid Yield Option Note

                See accompanying Notes to Financial Statements.

CALAMOS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                            VALUE
-----------------------------------------------------------
CORPORATE BONDS (29.8%)
            CAPITAL GOODS - TECHNOLOGY (8.9%)
 $20,000    Exodus Communications Ino(b)        $    20,400
            11.250%, 07/01/08
  20,000    Globalstar LP                            12,800
            11.250%, 06/15/04
  14,000    Medpartners Inc.                         11,970
            7.375%, 10/01/06
  20,000    Price Communications                     20,550
            9.125%, 12/15/06
                                                -----------
                                                     65,720
            CONSUMER CYCLICALS (5.8%)
  12,000    Circus Circus                            12,060
            9.250%, 12/01/05
  20,000    MGM Grand Inc                            17,971
            6.875%, 02/06/08
  12,000    Station Casinos                          12,240
            9.750%, 04/15/07
                                                -----------
                                                     42,271
            CONSUMER GROWTH STAPLES (11.3%)
  13,000    Beazer Homes USA                         11,765
            8.875%, 04/01/08
  20,000    Domtar Inc                               20,500
            8.750%, 08/01/06
  13,000    Gaylord Container                        11,960
            9.375%, 06/15/07
  20,000    Pope & Talbot Inc
            8.375%, 06/01/13                         18,192
  20,000    Salton Inc                               20,600
            10.750%, 12/15/05
                                                -----------
                                                     83,017
            TRANSPORTATION (1.9%)
  15,000    Northwest Airlines                       13,908
            7.625%, 03/15/05
            UTILITIES (1.9%)
  15,000    Calpine Corporation                      13,875
            7.750%, 04/15/09
                                                -----------
            TOTAL CORPORATE BONDS                   218,791
            (Cost $220,667)

PRINCIPAL
 AMOUNT                                            VALUE
-----------------------------------------------------------
                      CONVERTIBLE BONDS (9.9%)
            CAPITAL GOODS - INDUSTRIAL (2.2%)
 $20,000    Interim Services Inc                $    15,990
            4.500%, 06/01/05
            CONSUMER CYCLICALS (5.0%)
  20,000    Genesco Inc                              17,440
            5.500%, 04/15/05
  24,000    Hilton Hotels Corporation                19,560
            5.000%, 05/15/06
                                                -----------
                                                     37,000
            CONSUMER GROWTH STAPLES (2.7%)
  50,000    Lennar Corporation                       19,507
            0.000%, 07/29/18
                                                -----------
            TOTAL CONVERTIBLE BONDS                  72,497
            (Cost $73,502)

 NUMBER OF
   SHARES                                        VALUE
---------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (5.1%)
               CONSUMER CYCLICALS (2.7%)
         590   Host Marriott                  $    20,134
               ENERGY (2.4%)
         500   Western Gas Resources               17,281
                                              -----------
               TOTAL CONVERTIBLE PREFERRED         37,415
               STOCKS
               (Cost $36,153)
                   TOTAL INVESTMENTS (44.8%)      328,703
                             (Cost $330,322)

              U.S. DOLLAR CASH DEPOSITS WITH      412,289
                CUSTODIAN (INTEREST BEARING)
                                     (56.1%)
       LIABILITIES, LESS OTHER ASSETS (-.9%)       (6,633)
                                              -----------
                         NET ASSETS (100.0%)  $   734,359
                                              -----------

        NET ASSETS VALUE PER SHARE - CLASS A  $     10.00
                 (73,447 shares outstanding)
                                              -----------

                See accompanying Notes to Financial Statements.

STATEMENTOF ASSETS AND LIABILITIES

SEPTEMBER 30, 1999 (UNAUDITED)

                                                                 GROWTH AND    MARKET                  GLOBAL GROWTH
                                                  CONVERTIBLE      INCOME      NEUTRAL      GROWTH      AND INCOME     HIGH YIELD
                                                      FUND          FUND        FUND         FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $113,709,766,
  $23,883,507, $3,361,889, $14,227,353,
  $6,771,417 and $330,322, respectively)          $129,880,600   28,637,698   3,313,851   18,523,622     8,406,837      328,703
Cash with custodian (interest bearing)               1,995,819    1,207,580   1,787,089      622,784       482,451      412,289
Accrued interest and dividends receivable              735,116      148,948      32,117        4,160       174,138        9,113
Receivable for investments sold                      1,018,379           --     246,515       81,806       345,544           --
Receivable for Fund shares sold                        112,276      105,857     147,401       62,125            --           --
Prepaid expenses                                         5,053           --          --           --            --           --
Due from Advisor                                            --           --      15,457       21,220        29,593        2,714
                                                  -------------------------------------------------------------------------------
        Total Assets                              $133,747,243   30,100,083   5,542,430   19,315,717     9,438,563      752,819
                                                  -------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value (proceeds
  $1,413,540)                                               --           --   1,400,725           --            --           --
Net unrealized depreciation in forward foreign
  currency contracts                                   240,946           --          --           --       172,623           --
Payable for investments purchased                      610,011      151,766          --           --       638,996       17,922
Payable for Fund shares redeemed                        76,385        2,345     299,481        4,477        67,555           --
Payable to investment adviser                           82,959       18,163          --       16,183         7,032          323
Accounts payable and accrued liabilities                    --           --      78,730       60,224        93,441           --
Payable to distributor                                  56,391       12,749       2,874        7,324            --          215
                                                  -------------------------------------------------------------------------------
        Total Liabilities                            1,066,692      185,023   1,781,810       88,208       979,647       18,460
                                                  -------------------------------------------------------------------------------
NET ASSETS                                        $132,680,551   29,915,060   3,760,620   19,227,509     8,458,916      734,359
                                                                 ----------------------------------------------------------------
ANALYSIS OF NET ASSETS
Excess of amounts received from issuance of
  shares over amounts paid on redemptions of
  shares on account of capital                    $112,388,878   24,653,160   3,625,388   13,201,819     6,815,039      733,498
Undistributed net investment income                         --        7,736         103           --        20,398        2,480
Accumulated net realized gain (loss) on
  investments                                        4,362,410      499,973     177,826    1,729,421       161,790           --
Unrealized appreciation (depreciation) of
  investments and other assets less liabilities     15,929,263    4,754,191     (42,697)   4,296,269     1,461,689       (1,619)
                                                  -------------------------------------------------------------------------------
NET ASSETS                                        $132,680,551   29,915,060   3,760,620   19,227,509     8,458,916      734,359
                                                                 ----------------------------------------------------------------
CLASS A SHARES
Net Assets Applicable to Shares Outstanding       $ 67,844,606   23,803,889   3,760,620   15,852,518     7,031,248      734,359
Shares Outstanding                                   3,835,756    1,193,950     313,629      603,749       999,045       73,447
Net Asset Value and Redemption Price Per Share
  at
  September 30, 1999                              $      17.69        19.94       11.99        26.26          7.04        10.00
                                                                 ----------------------------------------------------------------
Maximum Offering Price Per Share at September
  30, 1999 (net asset value, plus 4.99% of net
  asset value or 4.75% of offering price)         $      18.57        20.93       12.59        27.57          7.39        10.50
                                                                 ----------------------------------------------------------------
CLASS C SHARES
Net Assets Applicable to Shares Outstanding       $ 33,816,997    3,912,065         N/A    1,369,672       908,550          N/A
Shares Outstanding                                   1,919,423      197,995         N/A       53,069       130,210          N/A
Net Asset Value and Redemption Price Per Share
  at
  September 30, 1999                              $      17.62        19.76         N/A        25.81          6.98          N/A
                                                                 ----------------------------------------------------------------
CLASS I SHARES
Net Assets Applicable to Shares Outstanding         31,018,948    2,199,107         N/A    2,005,319       519,118          N/A
Shares Outstanding                                   1,748,224      109,878         N/A       75,555        73,440          N/A
Net Asset Value and Redemption Price Per Share
  at
  September 30, 1999                              $      17.74        20.01         N/A        26.54          7.07          N/A
                                                                 ----------------------------------------------------------------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

PERIOD ENDED SEPTEMBER 30, 1999 (UNAUDITED)

                                                                                                          GLOBAL
                                                                     GROWTH AND   MARKET                GROWTH AND
                                                       CONVERTIBLE     INCOME     NEUTRAL    GROWTH       INCOME     HIGH YIELD
                                                          FUND          FUND       FUND       FUND         FUND        FUND*
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                               $1,778,478      347,165     71,941      20,278      51,729       3,297
Dividends                                                 989,237      151,136     13,416       7,968      46,919         328
                                                       ------------------------------------------------------------------------
   Total Investment Income                              2,767,715      498,301     85,357      28,246      98,648       3,625
                                                       ------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                  507,089       99,891     10,861      87,456      41,353         429
Distribution fees                                         336,154       69,360      7,241      72,350      21,490         280
Transfer agent fees                                        12,746       16,681      8,000      10,550      15,488       1,150
Accounting fees                                             8,838        5,403      3,000       6,900       9,900       1,129
Custodian fees                                              4,782        3,500     12,100       3,000       7,475       1,100
Trustees' fees                                                900          900        900         900         900          --
Registration fees                                           4,196        2,000      3,500       3,800       5,875         150
Audit and legal fees                                        5,500        1,500     12,091       9,850      15,000          50
Other                                                       4,000          500      1,809       3,009       8,875          --
                                                       ------------------------------------------------------------------------
   Total expenses                                         884,206      199,735     59,502     197,815     126,355       4,288
   Less expense reimbursement                                  --           --     30,538      25,000      42,837       3,143
                                                       ------------------------------------------------------------------------
   Net expenses                                           884,206      199,735     28,964     172,815      83,518       1,145
                                                       ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            1,883,509      298,566     56,393    (144,569)     15,130       2,480
                                                             ------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments and options,
  and forward foreign currency contracts                4,586,723      574,903    138,504   1,343,828     148,786          --
Change in net unrealized appreciation/depreciation on
  investments, options and forward foreign currency
  contracts                                                52,491    1,797,599    (98,855)    447,360     378,915      (1,619)
                                                       ------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                          4,639,214    2,372,502     39,649   1,791,188     527,701      (1,619)
                                                       ------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $6,522,723    2,671,068     96,042   1,646,619     542,831         861
                                                             ------------------------------------------------------------------

* The High Yield Fund commenced operations on August 1, 1999.

                See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

PERIOD ENDED SEPTEMBER 30, 1999 (UNAUDITED) AND YEAR ENDED MARCH 31, 1999

                                                                         GROWTH AND
                                           CONVERTIBLE FUND              INCOME FUND           MARKET NEUTRAL FUND
                                      ------------------------------------------------------------------------------
                                        6 MONTHS        YEAR        6 MONTHS       YEAR       6 MONTHS       YEAR
                                         ENDED          ENDED        ENDED        ENDED         ENDED        ENDED
                                       SEPT. 30,      MARCH 31,    SEPT. 30,    MARCH 31,     SEPT. 30,    MARCH 31,
                                          1999          1999          1999         1999         1999         1999
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)          $  1,883,509     3,276,521      298,566     435,251         56,393     48,564
Net realized gain on investments
  (including options) and forward
  foreign currency contracts             4,586,723     4,358,710      574,903     900,317        138,504    108,678
Change in unrealized
  appreciation/depreciation on
  investments (including options)
  and forward currency contracts            52,491    (3,186,023)   1,797,599      91,274        (98,855)   (26,015)
                                      ------------------------------------------------------------------------------
Increase in net assets resulting
  from operations                        6,522,723     4,449,208    2,671,068   1,426,842         96,042    131,227
                                      ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                   (2,330,475)   (3,115,139)    (409,003)   (432,108)       (56,393)   (48,568)
Net realized gains                              --    (3,004,579)          --   (1,230,405)           --   (115,218)
Return of Capital                               --            --           --          --             --         --
                                      ------------------------------------------------------------------------------
Total Distributions                     (2,330,475)   (6,119,718)    (409,003)  (1,662,513)       56,390   (163,786)
                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS       (4,535,113)   22,227,638    4,020,804   7,532,355      1,631,819    998,473
                                      ------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (342,865)   20,557,128    6,282,869   7,296,684      1,671,468    965,914

NET ASSETS
Beginning of year                      133,023,416   112,466,288   23,632,191   16,335,507     2,089,152   1,123,238
End of period                          132,680,551   133,023,416   29,915,060   23,632,191     3,760,620   2,089,152
                                      ------------------------------------------------------------------------------
Undistributed Net Investment Income   $         --       265,893        7,736     118,173             57        103

                                                                  GLOBAL GROWTH AND     HIGH YIELD
                                            GROWTH FUND              INCOME FUND           FUND
                                      ------------------------------------------------------------
                                       6 MONTHS       YEAR      6 MONTHS      YEAR        PERIOD
                                        ENDED        ENDED        ENDED       ENDED       ENDED
                                      SEPT. 30,    MARCH 31,    SEPT. 30,   MARCH 31,   SEPT. 30,
                                         1999         1999        1999        1999        1999*
------------------------------------
OPERATIONS
Net investment income (loss)            (144,569)   (188,955)     15,130      94,109        2,480
Net realized gain on investments
  (including options) and forward
  foreign currency contracts           1,343,828     723,739     148,786     448,201           --
Change in unrealized
  appreciation/depreciation on
  investments (including options)
  and forward currency contracts         447,360   1,667,569     378,915    (212,532)      (1,619)
Increase in net assets resulting
  from operations                      1,646,619   2,202,353     542,831     329,778          861
                                      ------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                         --          --     (46,293)   (147,631)          --
Net realized gains                            --          --          --    (149,906)          --
Return of Capital                             --          --          --          --           --
Total Distributions                           --          --     (46,293)   (297,537)          --
                                      ------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS      1,928,055   1,527,126     302,829     819,774      733,498
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                               3,574,674   3,729,479     799,367     852,015      734,359
NET ASSETS
Beginning of year                     15,652,835   11,923,356   7,659,549   6,807,534          --
End of period                         19,227,509   15,652,835   8,458,916   7,659,549     734,359
                                      ------------------------------------------------------------------------------
Undistributed Net Investment Income           --          --      20,398      51,561        2,480

*The High Yield Fund commenced operations on August 1, 1999.

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of six series, CALAMOS Convertible Fund, CALAMOS Growth and Income Fund, CALAMOS Market Neutral Fund (formerly known as Strategic Income Fund), CALAMOS Growth Fund, CALAMOS Global Growth and Income Fund, and CALAMOS High Yield Fund (the "Funds"). The Trust currently offers Class A, Class C and Class I shares of each of the six series of the Trust.

Portfolio Valuation - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

Investment Transactions and Investment Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transaction are reported on an identified cost basis. Interest income is recognized using the accrual method and includes amortization of original issue discount and market discount. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

Foreign Currency Translation - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction. Realized foreign exchange gains of $157,674 and unrealized foreign exchange losses of $241,571 incurred by the Convertible Fund and realized foreign exchange gains of $244,174 and unrealized foreign exchange losses of $173,730 incurred by the Global Growth and Income Fund are included as a component of net realized gains(losses) on investments, options and forward foreign currency contracts and change in net unrealized appreciation and depreciation on investments, options and forward foreign currency contracts, respectively.

Federal Income Taxes - No provision has been made for Federal income taxes since each Fund is registered as a regulated investment company and has made such distributions to shareholders as to be relieved of all Federal income taxes.

Dividends - Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Allocation of Expenses Between Classes - Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTION WITH AFFILIATES

Pursuant to an investment advisory agreement with CALAMOS ASSET MANAGEMENT, INC. ("CAM"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Convertible Fund, Growth and Income Fund, and Market Neutral Fund fees are at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets and 0.50% of the Fund's average daily net assets in excess of $150 million. The Growth Fund fees are at the annual rate of 1.00% of the first $150 million of average daily net assets and 0.75% of the Fund's average daily net assets in excess of $150 million. The Global Growth and Income Fund fees are at the annual rate of 1.00% of the Fund's average daily net assets. The High Yield Fund fee are at the annual rate of 0.75% of the Fund's average daily net assets.

CAM has voluntarily undertaken to limit normal operating expenses of each Fund to 2% of average daily net assets for Class A shares, 2.5% of average daily net assets for Class C shares, and 1.5% of average daily net assets for Class I shares through August 31, 2000. For the six months ended September 30, 1999, CAM waived or absorbed expenses of $30,538, $25,000, $42,837, and $3,143, respectively, for the Market Neutral Fund, Growth Fund, Global Growth and Income Fund and High Yield Fund.

As Distributor, CALAMOS FINANCIAL SERVICES, INC. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual service fee of 0.25% and an annual distribution fee of 0.25% of the average daily net assets of the Fund's Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class C shares.

CFS also receives a sales commission on certain sales of each Fund's Class A shares. During the six months ended September 30, 1999 CFS received commissions of $3,043, $1,275, $40, $924, and $470 from the sale of shares of Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, and Global Growth and Income Fund, respectively.

Certain portfolio transactions for the Funds have been executed through CFS as broker, consistent with the Fund's policy of obtaining best price and execution. During the period ended September 30, 1999, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund paid brokerage commissions to CFS on purchases and sales of portfolio securities in the amount of $2,610, $2,574, $1,812, $26,498, $641 and $30, respectively.

Certain officers and trustees of the Trust are also officers and directors of CFS and CAM. All officers and affiliated trustees serve without direct compensation from the Trust.

NOTE 3 - INVESTMENTS

Purchases and sales of investments other than short-term obligation by the Funds for the period ended September 30, 1999, were as follows:

                                                   GROWTH       MARKET                    GLOBAL GROWTH     HIGH
                                  CONVERTIBLE    AND INCOME     NEUTRAL       GROWTH       AND INCOME       YIELD
                                     FUND           FUND         FUND          FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------
Purchases                         37,418,818     15,720,976    3,433,584    15,845,117      3,146,958      330,109
Proceeds from sales               42,344,315     11,604,752    2,186,899    14,166,941      2,269,029            0

The following information is based on the cost basis of investments for Federal income tax purposes at September 30, 1999.

                                                   GROWTH       MARKET                    GLOBAL GROWTH     HIGH
                                  CONVERTIBLE    AND INCOME     NEUTRAL       GROWTH       AND INCOME       YIELD
                                     FUND           FUND         FUND          FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------
Cost basis of investments         113,709,766    23,883,507    3,361,889    14,227,353      6,771,417      330,322
Gross unrealized appreciation     20,618,020     5,527,298       154,214     4,883,019      1,757,701        2,066
Gross unrealized depreciation      4,447,186       773,106       196,911       586,750        122,282        3,685
Net unrealized appreciation
  (depreciation)                  16,170,834     4,754,191       (42,697)    4,296,269      1,635,420       (1,619)

NOTE 4 - SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. The transactions result in off-balance-sheet risk i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. To the extent a Fund own equivalent securities, the off-balance-sheet risk is offset. During the period ended September 30, 1999, the Market Neutral Fund incurred net gains of $139,183 on short sales that were classified as net realized gains on investments. No other Fund engaged in short sales during the period ended September 30, 1999.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to change in currency exchange rates by entering into foreign currency contacts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at September 30, 1999, was a multinational bank.

As of September 30, 1999, the Convertible Fund had the following open forward foreign currency contracts:

                                                        SETTLEMENT         LOCAL          CURRENT       UNREALIZED
                                                           DATE          CURRENCY          VALUE        GAIN(LOSS)
------------------------------------------------------------------------------------------------------------------
Japanese Yen                                             10/21/99       235,000,000      2,206,931       (240,946)

As of September 30, 1999, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                         SETTLEMENT        LOCAL          CURRENT       UNREALIZED
                                                            DATE          CURRENCY         VALUE        GAIN(LOSS)
------------------------------------------------------------------------------------------------------------------
Swiss Francs                                              10/21/99          575,000        383,682        (18,764)
Euros                                                     10/21/99          420,250        448,324        (14,838)
Japanese Yen                                              10/21/99       63,000,000        591,645        (70,885)
British Pound Sterling                                    10/21/99          750,000      1,234,760        (65,960)
Hong Kong Dollars                                         10/21/99        2,850,000        366,862           (400)
                                                                                                         --------
                                                                                                         (170,847)

NOTE 6 - INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

Each Fund earns interest on its average daily balance deposited with its custodian at a rate equal to the current Federal Reserve Federal Funds rate. During the period ended September 30, 1999, the Convertible Fund, Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Growth and Income Fund, and High Yield Fund earned $56,435, $13,778, $23,925, $20,278, $4,023 and
$1,417, respectively.

NOTE 7 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                                                 CONVERTIBLE                GROWTH AND             MARKET NEUTRAL
PERIOD ENDED SEPTEMBER 30, 1999                     FUND                   INCOME FUND                  FUND
---------------------------------------------------------------------------------------------------------------------
                                            SHARES       DOLLARS      SHARES       DOLLARS      SHARES      DOLLARS
A SHARES                                   --------------------------------------------------------------------------
Shares sold                                 331,204    $ 5,909,715    210,239    $ 4,122,712    162,052    $1,953,175
Shares issued in reinvestment of
  distributions                              40,381        718,947    12,828         254,256     4,263         51,003
Less shares redeemed                       (470,798)    (8,400,804)   (70,641)    (1,367,178)   (30,939)     (372,359)
                                                ---------------------------------------------------------------------
Increase (Decrease)                         (99,213)   $(1,772,142)   152,426    $ 3,009,790    135,376    $1,631,819
                                                ---------------------------------------------------------------------
C SHARES                                    SHARES       DOLLARS      SHARES       DOLLARS      SHARES      DOLLARS
                                                ---------------------------------------------------------------------
Shares sold                                 369,800    $ 6,584,103    56,838     $ 1,107,115        --             --
Shares issued in reinvestment of
  distributions                               6,483        114,980       370           7,283        --             --
Less shares redeemed                       (283,293)    (4,667,420)   (7,337)       (141,513)       --             --
                                                ---------------------------------------------------------------------
Increase (Decrease)                         112,990    $ 2,031,663    49,871     $   972,885        --             --
                                                ---------------------------------------------------------------------
I SHARES                                    SHARES       DOLLARS      SHARES       DOLLARS      SHARES      DOLLARS
                                                ---------------------------------------------------------------------
Shares sold                                  87,523    $ 1,575,067     1,138     $    22,854        --             --
Shares issued in reinvestment of
  distributions                                  2,            172    39,058             769    15,275             --
Less shares redeemed                       (359,072)    (6,408,759)       --              --        --             --
                                                ---------------------------------------------------------------------
Increase (Decrease)                        (269,377)   $(4,794,634)    1,907     $    38,129        --             --
                                                ---------------------------------------------------------------------

                                                            GROWTH            GLOBAL GROWTH AND       HIGH YIELD
PERIOD ENDED SEPTEMBER 30, 1999                              FUND                INCOME FUND             FUND
--------------------------------------------------------------------------------------------------------------------
                                                     SHARES      DOLLARS     SHARES     DOLLARS    SHARES   DOLLARS
A SHARES                                             ---------------------------------------------------------------
Shares sold                                          108,450   $ 2,860,722   111,791   $ 774,178   73,447   $733,498
Shares issued in reinvestment of distributions            --            --     5,109      35,867      --          --
Less shares redeemed                                 (81,126)   (2,065,831)  (92,567)   (643,033)     --          --
                                                        ------------------------------------------------------------
Increase(Decrease)                                    27,324   $   794,891    24,333   $ 167,012   73,447   $733,498
                                                        ------------------------------------------------------------
C SHARES                                             SHARES      DOLLARS     SHARES     DOLLARS    SHARES   DOLLARS
                                                        ------------------------------------------------------------
Shares sold                                           42,217   $ 1,192,811    19,139   $ 131,788      --          --
Shares issued in reinvestment of distributions            --            --       200       1,399      --          --
Less shares redeemed                                  (2,422)      (59,647)     (146)     (1,016)     --          --
                                                        ------------------------------------------------------------
Increase(Decrease)                                    39,795     1,133,164    19,193   $ 132,171      --          --
                                                        ------------------------------------------------------------
I SHARES                                             SHARES      DOLLARS     SHARES     DOLLARS    SHARES   DOLLARS
                                                        ------------------------------------------------------------
Shares sold                                               --            --        --          --      --          --
Shares issued in reinvestment of distributions            --            --       518   $   3,646      --          --
Less shares redeemed                                      --            --        --                  --          --
                                                        ------------------------------------------------------------
Increase(Decrease)                                        --            --       518   $   3,646      --          --
                                                        ------------------------------------------------------------

                                                    CONVERTIBLE                GROWTH AND            MARKET NEUTRAL
YEAR ENDED MARCH 31, 1999                               FUND                  INCOME FUND                 FUND
----------------------------------------------------------------------------------------------------------------------
                                               SHARES       DOLLARS       SHARES      DOLLARS     SHARES     DOLLARS
A SHARES                                      ------------------------------------------------------------------------
Shares sold                                   1,251,894   $ 21,115,430    421,294   $ 7,535,966   106,703   $1,269,722
Shares issued in reinvestment of
  distributions                                 117,572      1,924,088     64,677     1,126,161    12,957      149,582
Less shares redeemed                            999,737    (16,673,704)  (149,988)   (2,625,432)  (35,744)    (420,831)
                                                   -------------------------------------------------------------------
Increase(Decrease)                              369,729   $  6,365,814    335,983   $ 6,036,695    83,916   $  998,473
                                                   -------------------------------------------------------------------
C SHARES                                       SHARES       DOLLARS       SHARES      DOLLARS     SHARES     DOLLARS
                                                   -------------------------------------------------------------------
Shares sold                                   1,266,994   $ 21,222,195     98,923   $ 1,777,306        --           --
Shares issued in reinvestment of
  distributions                                  12,808        209,318      2,224        38,338        --           --
Less shares redeemed                           (299,718)    (3,033,144)   (27,639)     (480,801)       --           --
                                                   -------------------------------------------------------------------
Increase(Decrease)                              980,084   $ 16,398,369     73,508   $ 1,334,843        --           --
                                                   -------------------------------------------------------------------
I SHARES                                       SHARES       DOLLARS       SHARES      DOLLARS     SHARES     DOLLARS
                                                   -------------------------------------------------------------------
Shares sold                                     358,145   $  6,091,643         --   $        --        --           --
Shares issued in reinvestment of
  distributions                                   5,072         83,302      9,210       160,817        --           --
Less shares redeemed                           (403,644)    (6,711,490)        --            --        --           --
                                                   -------------------------------------------------------------------
Increase(Decrease)                              (40,427)  $   (536,545)     9,210   $   160,817        --           --
                                                   -------------------------------------------------------------------

                                                                     GROWTH             GLOBAL GROWTH AND
YEAR ENDED MARCH 31, 1999                                             FUND                 INCOME FUND
-----------------------------------------------------------------------------------------------------------
                                                              SHARES      DOLLARS      SHARES     DOLLARS
A SHARES                                                      ---------------------------------------------
Shares sold                                                   120,475   $ 2,391,213    191,523   $1,251,757
Shares issued in reinvestment of distributions                     --            --     38,747      240,982
Less shares redeemed                                          (61,207)   (1,118,636)  (120,730)    (745,913)
                                                                 ------------------------------------------
Increase(Decrease)                                             59,268   $ 1,272,577    109,540   $  746,826
                                                                 ------------------------------------------
C SHARES                                                      SHARES      DOLLARS      SHARES     DOLLARS
                                                                 ------------------------------------------
Shares sold                                                    13,372   $   291,295     18,675   $  122,276
Shares issued in reinvestment of distributions                     --            --      2,261       13,933
Less shares redeemed                                           (2,181)      (46,746)   (12,715)     (82,580)
                                                                 ------------------------------------------
Increase(Decrease)                                             11,191   $   244,549      8,221   $   53,629
                                                                 ------------------------------------------
I SHARES                                                      SHARES      DOLLARS      SHARES     DOLLARS
                                                                 ------------------------------------------
Shares sold                                                       586   $    10,000         --   $       --
Shares issued in reinvestment of distributions                     --            --      3,112       19,319
Less shares redeemed                                               --            --         --           --
                                                                 ------------------------------------------
Increase(Decrease)                                                586   $    10,000      3,112   $   19,319
                                                                 ------------------------------------------

ABBREVIATIONS

ADRS:  American Depository Receipts  CUM:   Cumulative       EXCH:    Exchangeable
ADSS:  American Depository Shares    DEB:   Debenture        NONCUM:  Noncumulative
CONV.: Convertible                   DEP.:  Depository       PREF.:   Preferred
                                     EURO.: Eurobond         SUB.:    Subordinated

FOREIGN CURRENCY ABBREVIATIONS:

GBP:   British Pound Sterling        CAD:   Canadian Dollar  JPY:     Japanese Yen
FRF:   French Franc                  CHF:   Swiss Franc      DEM:     German Mark

FINANCIALHIGHLIGHTS (UNAUDITED)
          CALAMOS CONVERTIBLE FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                                     CLASS A                                           CLASS C
                                -------------------------------------------------   ---------------------------------------------
                                   SIX                                                 SIX                               JULY 5,
                                 MONTHS                                              MONTHS       YEAR        YEAR        1996
                                  ENDED                                               ENDED       ENDED       ENDED      THROUGH
                                SEPT. 30,           YEAR ENDED MARCH 31,            SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,
                                -------------------------------------------------------------------------------------------------
                                  1999       1999      1998      1997      1996       1999        1999        1998        1997
                                -------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                           $ 17.14    $ 17.43   $ 14.68   $ 14.49   $ 12.41   $  17.07     $ 17.38     $ 14.63     $ 13.87
Income from investment
 operations:
 Net investment income              0.31       0.41      0.49      0.36      0.40       0.26        0.31        0.40        0.30
 Net realized and unrealized
   gain (loss) on investments       0.55       0.09      3.92      1.39      3.06       0.55        0.11        3.92        1.21
                                -------------------------------------------------------------------------------------------------
   Total from investment
     operations                     0.86       0.50      4.41      1.75      3.46       0.81        0.42        4.32        1.51
                                -------------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income                          (0.31)     (0.41)    (0.61)    (0.45)    (0.36)     (0.26)      (0.35)      (0.52)      (0.25)
 Dividends from net realized
   capital gains                       -      (0.38)    (0.95)    (1.11)    (1.07)         -       (0.38)      (0.95)      (0.50)
 Distributions paid from
   capital                             -          -     (0.10)        -         -          -           -       (0.10)          -
                                -------------------------------------------------------------------------------------------------
   Total distributions             (0.31)     (0.79)    (1.66)    (1.56)    (1.38)     (0.26)      (0.73)      (1.57)      (0.75)
                                -------------------------------------------------------------------------------------------------
Net assets value, end of
 period                          $ 17.69    $ 17.14   $ 17.43   $ 14.68   $ 14.49   $  17.62     $ 17.07     $ 17.38     $ 14.63
                                    ---------------------------------------------------------------------------------------------
Total Return (a)                    5.1%       3.2%     31.4%     12.9%     28.8%       4.7%        2.7%       30.8%       11.1%
Ratios and supplemental data:
 Net assets, end of period
   (000)                         $67,845    $67,456   $62,157   $35,950   $24,460   $ 33,817     $30,843     $14,358     $ 3,094
 Ratio of expenses to average
   net assets*                      1.4%       1.4%      1.4%      1.5%      1.5%       1.9%        1.9%        2.0%        2.0%
 Ratio of net investment
   income to average net
   assets*                          2.4%       2.6%      3.3%      2.8%      3.0%       2.0%        2.1%        3.0%        2.7%
                                -------------------------------------------------------------------------------------------------

                                             CLASS I
                                ---------------------------------
                                   SIX                  JUNE 25,
                                 MONTHS       YEAR        1997
                                  ENDED       ENDED      THROUGH
                                SEPT. 30,   MARCH 31,   MARCH 31,
                                ---------------------------------
                                  1999        1999        1998
                                ---------------------------------
Net asset value, beginning of
period                           $ 17.21     $ 17.47     $ 15.88
Income from investment
 operations:
 Net investment income              0.37        0.50        0.37
 Net realized and unrealized
   gain (loss) on investments       0.53        0.09        2.49
   Total from investment
     operations                     0.90        0.59        2.86
Less distributions:
 Dividends from net investment
   income                          (0.37)      (0.47)      (0.54)
 Dividends from net realized
   capital gains                       -       (0.38)      (0.63)
 Distributions paid from
   capital                             -           -       (0.10)
   Total distributions             (0.37)      (0.85)      (1.27)
Net assets value, end of
 period                          $ 17.74     $ 17.21     $ 17.47
Total Return (a)                    5.2%        3.7%       18.8%
Ratios and supplemental data:
 Net assets, end of period
   (000)                         $31,019     $34,725     $35,951
 Ratio of expenses to average
   net assets*                      0.9%        0.9%        0.9%
 Ratio of net investment
   income to average net
   assets*                          3.1%        3.1%        2.9%

                                           SIX
                                         MONTHS
                                          ENDED
                                        SEPT. 30,                                YEAR ENDED MARCH 31,
                                        ---------------------------------------------------------------------------------
                                          1999                1999              1998              1997              1996
                                        ---------------------------------------------------------------------------------
Portfolio turnover rate                   56.9%*              78.2%            76.03%             52.3%             65.2%
                                        ---------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
* Annualized

FINANCIALHIGHLIGHTS (UNAUDITED)
          CALAMOS GROWTH AND INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                               CLASS A                                          CLASS C
                           -----------------------------------------------   ---------------------------------------------
                              SIX                                               SIX                              AUGUST 5,
                            MONTHS                                            MONTHS       YEAR        YEAR        1996
                             ENDED                                             ENDED       ENDED       ENDED      THROUGH
                           SEPT. 30,          YEAR ENDED MARCH 31,           SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,
                           -----------------------------------------------------------------------------------------------
                             1999       1999      1998      1997     1996      1999        1999        1998        1997
                           -----------------------------------------------------------------------------------------------
Net asset value,
beginning of period         $ 18.22    $ 18.59   $ 15.52   $15.62   $12.68    $18.07      $18.48      $15.50      $14.52
Income from investment
 operations:
 Net investment income         0.30       0.39      0.34     0.34     0.37      0.25        0.28        0.26        0.26
 Net realized and
   unrealized gain (loss)
   on investments              1.72       0.79      5.14     1.52     3.70      1.69        0.82        5.11        1.30
                           -----------------------------------------------------------------------------------------------
   Total from investment
     operations                2.02       1.18      5.48     1.86     4.70      1.94        1.10        5.37        1.56
                           -----------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
   investment income          (0.30)     (0.39)    (0.41)   (0.28)   (0.42)    (0.25)      (0.34)      (0.39)      (0.25)
 Dividends from net
   realized capital gains        --      (1.16)    (2.00)   (1.68)   (0.71)       --       (1.17)      (0.20)      (0.33)
                           -----------------------------------------------------------------------------------------------
   Total distributions        (0.30)     (1.55)    (2.41)   (1.96)   (1.13)    (0.25)      (1.51)      (2.39)      (0.58)
                           -----------------------------------------------------------------------------------------------
Net assets value, end of
 period                     $ 19.94    $ 18.22   $ 18.59   $15.52   $15.62    $19.76      $18.07      $18.48      $15.50
                               -------------------------------------------------------------------------------------------
Total Return(a)               11.1%       6.9%     37.8%    12.9%    33.0%     10.7%        6.5%       37.1%       10.8%
Ratios and supplemental
 data:
 Net assets, end of
   period (000)             $23,804    $18,981   $13,119   $8,408   $5,813    $3,912      $2,676      $1,379      $  330
 Ratio of expenses to
   average net assets
   (b)*                        2.0%       2.0%      2.0%     2.0%     2.0%      2.3%        2.4%        2.5%        2.5%
 Ratio of net investment
   income to average net
   assets(b)*                  2.3%       2.3%      2.0%     2.4%     2.6%      2.0%        1.9%        1.5%        2.4%
                           -----------------------------------------------------------------------------------------------

                                        CLASS I
                           ---------------------------------
                              SIX                  SEPT. 18,
                            MONTHS       YEAR        1997
                             ENDED       ENDED      THROUGH
                           SEPT. 30,   MARCH 31,   MARCH 31,
                           ---------------------------------
                             1999        1999        1998
                           ---------------------------------
Net asset value,
beginning of period         $18.30      $18.61      $17.96
Income from investment
 operations:
 Net investment income        0.34        0.54        0.22
 Net realized and
   unrealized gain (loss)
   on investments             1.72        0.75        2.14
   Total from investment
     operations               2.06        1.29        2.36
Less distributions:
 Dividends from net
   investment income         (0.35)      (0.43)      (0.38)
 Dividends from net
   realized capital gains       --       (1.17)      (1.33)
   Total distributions       (0.35)      (1.60)      (1.71)
Net assets value, end of
 period                     $20.01      $18.30      $18.61
Total Return(a)              11.3%        7.5%       14.4%
Ratios and supplemental
 data:
 Net assets, end of
   period (000)             $2,199      $1,976      $1,838
 Ratio of expenses to
   average net assets
   (b)*                       1.3%        1.3%        1.5%
 Ratio of net investment
   income to average net
   assets(b)*                 2.9%        2.9%        2.4%

                                       SIX
                                     MONTHS
                                      ENDED
                                    SEPT. 30,                              YEAR ENDED MARCH 31,
                                    ------------------------------------------------------------------------------
                                      1999               1999              1998             1997             1996
                                    ------------------------------------------------------------------------------
Portfolio turnover rate               91.1%*             87.5%            115.5%            91.5%            86.4%
                                    ------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 0%, 0%, 0%, .1% and .1% of average net assets, respectively for A Shares and 0%, 0%, 0% and .6%*, respectively for C shares.
*Annualized.

FINANCIALHIGHLIGHTS (UNAUDITED)
          CALAMOS MARKET NEUTRAL FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                                                           CLASS A
                                           -----------------------------------------------------------------------
                                              SIX
                                            MONTHS
                                             ENDED
                                           SEPT. 30,                         YEAR ENDED MARCH 31,
                                           -----------------------------------------------------------------------
                                             1999             1999            1998            1997           1996
                                           -----------------------------------------------------------------------
Net asset value, beginning of period        $11.72          $  11.91        $  10.81        $  11.07        $10.13
Income from investment operations:
  Net investment income                       0.21              0.32            0.50            0.50          0.53
  Net realized and unrealized gain (loss)                                                                     0.83
    on investments                            0.27              0.67            1.19            0.29
                                           -----------------------------------------------------------------------
        Total from investment operations     (0.48)             0.99            1.69            0.79          1.36
                                           -----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income       (0.21)            (0.32)          (0.55)          (0.68)        (0.42)
  Dividends from net realized capital                                                                            -
    gains                                        -             (0.86)          (0.04)          (0.37)
                                           -----------------------------------------------------------------------
        Total distributions                  (0.21)            (1.18)          (0.59)          (1.06)        (0.42)
                                           -----------------------------------------------------------------------
Net assets value, end of period             $11.99          $  11.72        $  11.91        $  10.81        $11.07
                                             ---------------------------------------------------------------------
Total Return(a)                               4.1%              8.7%           15.7%            7.4%         13.6%
Ratios and supplemental data:
  Net assets, end of period (000)           $3,761          $  2,089        $  1,123        $  1,317        $1,620
  Ratio of expenses to average net                                                                            2.2%
    assets(b)(c)*                             2.1%              2.1%            2.1%            2.1%
  Ratio of net investment income to                                                                           4.6%
    average net assets(b)*                    3.2%              3.1%            3.9%            4.3%
                                           -----------------------------------------------------------------------

                                                     SIX
                                                   MONTHS
                                                    ENDED
                                                  SEPT. 30,                     YEAR ENDED MARCH 31,
                                                  ----------------------------------------------------------------
                                                    1999            1999          1998          1997         1996
                                                  ----------------------------------------------------------------
Portfolio turnover rate                           163.2%*          192.9%        398.2%        152.5%        81.1%
                                                  ----------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 4.1%*, 4.3%, 4.1%, 3.0% and 1.6% of average net assets, respectively.
(c) Includes 0.1%*, 0.1%, 0.1%, 0.1% and 0.2%, respectively, related to dividend expense on short positions.
*Annualized.

FINANCIALHIGHLIGHTS (UNAUDITED)
          CALAMOS GROWTH FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                           CLASS A                                          CLASS C                       CLASS I
                       -----------------------------------------------   ---------------------------------------------   ---------
                          SIX                                               SIX                              SEPT. 3,       SIX
                        MONTHS                                            MONTHS       YEAR        YEAR        1996       MONTHS
                         ENDED                                             ENDED       ENDED       ENDED      THROUGH      ENDED
                       SEPT. 30,          YEAR ENDED MARCH 31,           SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                       -----------------------------------------------------------------------------------------------------------
                         1999       1999      1998      1997     1996      1999        1999        1998        1997        1999
                       -----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period     $ 23.51    $ 20.06   $ 17.04   $15.74   $14.18    $23.18      $19.85      $16.98      $17.63      $23.71
Income from
  investment
  operations:
  Net investment
    income                (0.14)     (0.30)    (0.01)   (0.09)   (0.09)    (0.26)      (0.11)      (0.13)      (0.07)      (0.06)
  Net realized and
    unrealized gain
    (loss) on
    investments            2.89       3.75      8.53     3.14     4.69      2.89        3.44        8.50        1.07        2.89
                       -----------------------------------------------------------------------------------------------------------
    Total from
      investment
      operations           2.75       3.45      8.52     3.05     4.60      2.63        3.33        8.37        1.00        2.83
                       -----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income         -          -         -        -    (0.07)        -           -       (5.32)      (1.65)          -
  Dividends from net
    realized capital
    gains                     -          -     (5.32)   (1.75)   (2.97)        -           -       (0.18)          -           -
  Distributions paid
    from capital              -          -     (0.18)       -        -         -           -           -           -           -
                       -----------------------------------------------------------------------------------------------------------
  Total distributions         -          -     (5.50)   (1.75)   (3.04)        -           -       (5.50)      (1.65)          -
                       -----------------------------------------------------------------------------------------------------------
Net assets value, end
  of period             $ 26.26    $ 23.51   $ 20.06   $17.04   $15.74    $25.81      $23.18      $19.85      $16.98      $26.54
                              ----------------------------------------------------------------------------------------------------
Total Return(a)           11.7%      17.2%     54.0%    19.1%    35.2%     11.3%       16.8%       53.3%        5.4%       11.9%
Ratios and
  supplemental data:
  Net assets, end of
    period (000)        $15,853    $13,553   $10,374   $6,635   $2,866    $1,370      $  308      $   41      $    8      $2,005
  Ratio of expenses
    to average net
    assets(b)*             2.0%       2.0%      2.0%     2.0%     2.0%      2.5%        2.5%        2.5%        2.5%      $ 1.5%
  Ratio of net
    investment income
    (loss) to average
    net assets(b)*       (-1.6%)    (-1.6%)   (-1.5%)  (-1.3%)  (-0.8%)   (-2.2%)     (-2.1%)     (-2.0%)     (-1.9%)     (-1.1%)
                       -----------------------------------------------------------------------------------------------------------

                              CLASS I
                       ---------------------
                                   SEPT. 18,
                         YEAR        1997
                         ENDED      THROUGH
                       MARCH 31,   MARCH 31,
                       ---------------------
                         1999        1998
                       ---------------------
Net asset value,
beginning of period     $20.12      $24.32
Income from
  investment
  operations:
  Net investment
    income               (0.21)      (0.11)
  Net realized and
    unrealized gain
    (loss) on
    investments           3.80        1.07
    Total from
      investment
      operations          3.59        0.96
Less distributions:
  Dividends from net
    investment income        -       (4.98)
  Dividends from net
    realized capital
    gains                    -       (0.18)
  Distributions paid
    from capital             -
  Total distributions        -       (5.16)
Net assets value, end
  of period             $23.71      $20.12
Total Return(a)          17.8%        6.4%
Ratios and
  supplemental data:
  Net assets, end of
    period (000)        $1,792      $1,508
  Ratio of expenses
    to average net
    assets(b)*            1.5%        1.5%
  Ratio of net
    investment income
    (loss) to average
    net assets(b)*      (-1.1%)     (-1.1%)

                                           SIX
                                         MONTHS
                                          ENDED
                                        SEPT. 30,                                YEAR ENDED MARCH 31,
                                        ---------------------------------------------------------------------------------
                                          1999                1999              1998              1997              1996
                                        ---------------------------------------------------------------------------------
Portfolio turnover rate                 173.2%*              184.3%            206.1%            173.9%            252.4%
                                        ---------------------------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to .4%*, .4%, .3%, .7% and 1.2% of average net assets, respectively for A shares, .5%*, .5%, .4% and .6%* of average net assets, respectively for C shares and .3%*, .3% and .3%* of average net assets, respectively for I shares.
*Annualized.

FINANCIALHIGHLIGHTS (UNAUDITED)
          CALAMOS GLOBAL GROWTH AND INCOME FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                       CLASS A                                       CLASS C                       CLASS I
                       ----------------------------------------   ---------------------------------------------   ---------
                          SIX                                        SIX                              SEPT. 24,      SIX
                        MONTHS                         SEPT. 9,    MONTHS       YEAR        YEAR        1996       MONTHS
                         ENDED        YEAR ENDED         1996       ENDED       ENDED       ENDED      THROUGH      ENDED
                       SEPT. 30,       MARCH 31,       THROUGH    SEPT. 30    MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,
                       ----------------------------------------------------------------------------------------------------
                         1999       1999      1998       1997       1999        1999        1998        1997        1999
                       ----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period     $ 6.61     $  6.56   $  5.39    $ 5.00     $ 6.57      $ 6.53      $ 5.37      $ 5.00      $ 6.63
Income from
  investment
  operations:
  Net investment
    income                0.04        0.02      0.17      0.04       0.02        0.01        0.15        0.03        0.07
  Net realized and
    unrealized gain
    (loss) on
    investments           0.43        0.29      1.42      0.36       0.41        0.27        1.41        0.35        0.42
                       ----------------------------------------------------------------------------------------------------
    Total from
      investment
      operations          0.47        0.31      1.59      0.40       0.43        0.28        1.56        0.38        0.49
                       ----------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income    (0.04)      (0.13)    (0.28)    (0.01)     (0.04)      (0.11)      (0.26)      (0.01)      (0.05)
  Dividends from net
    realized capital
    gains                   --       (0.13)    (0.14)       --         --       (0.13)      (0.14)         --          --
                       ----------------------------------------------------------------------------------------------------
    Total
      distributions      (0.04)      (0.26)    (0.42)    (0.01)     (0.04)      (0.24)      (0.40)      (0.01)      (0.05)
                       ----------------------------------------------------------------------------------------------------
Net assets value, end
  of period             $ 7.04     $  6.61   $  6.56    $ 5.39     $ 6.98      $ 6.57      $ 6.53      $ 5.37      $ 7.07
                               --------------------------------------------------------------------------------------------
Total Return(a)           7.1%        5.1%     30.3%      8.0%       6.8%        4.6%       29.8%        7.6%        7.4%
Ratios and
  supplemental data:
  Net assets, end of
    period (000)        $7,031     $ 6,447   $ 5,678    $2,926     $  909      $  729      $  671      $  390      $  519
Ratio of expenses to
  average net
  assets(b)*              2.0%        2.0%      2.0%      2.0%       2.5%        2.5%        2.5%        2.5%        1.5%
Ratio of net
  investment income
  to average net
  assets (b)*             1.3%        1.3%      1.4%      1.8%       0.8%        0.8%        0.9%        1.6%        1.9%
                       ----------------------------------------------------------------------------------------------------

                              CLASS I
                       ---------------------
                                   SEPT. 18,
                         YEAR        1997
                         ENDED      THROUGH
                       MARCH 31,   MARCH 31,
                       ---------------------
                         1999        1998
                       ---------------------
Net asset value,
beginning of period     $ 6.56      $ 6.18
Income from
  investment
  operations:
  Net investment
    income                0.03        0.07
  Net realized and
    unrealized gain
    (loss) on
    investments           0.31        0.58
    Total from
      investment
      operations          0.34        0.65
Less distributions:
  Dividends from net
    investment income    (0.14)      (0.17)
  Dividends from net
    realized capital
    gains                (0.13)      (0.10)
    Total
      distributions      (0.27)      (0.27)
Net assets value, end
  of period             $ 6.63      $ 6.56
Total Return(a)           5.6%       10.9%
Ratios and
  supplemental data:
  Net assets, end of
    period (000)        $  484      $  458
Ratio of expenses to
  average net
  assets(b)*              1.5%        1.5%
Ratio of net
  investment income
  to average net
  assets (b)*             1.8%        1.9%

                                                   SIX                                                  SEPT. 9,
                                                 MONTHS                                                   1996
                                                  ENDED                                                  THROUGH
                                                SEPT. 30,             YEAR ENDED MARCH 31,              MARCH 31,
                                                -----------------------------------------------------------------
                                                  1999                1999             1998               1997
                                                -----------------------------------------------------------------
Portfolio turnover rate                           56.6%*             106.3%            64.8%             160.4%
                                                -----------------------------------------------------------------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.2%*, 1.2%, 1.0% and 1.8%* of average net assets, respectively for A shares, 1.5%*, 1.5%, 1.2% and 1.8%* of average net assets, respectively for C shares and
 .9%*, .9% and 1.2%* of average net assets, respectively for I shares. *Annualized.

FINANCIALHIGHLIGHTS (UNAUDITED)
          CALAMOS HIGH YIELD FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ARE AS FOLLOWS:

                                                               CLASS A
                                                              ---------
                                                               AUG. 1,
                                                                1999
                                                               THROUGH
                                                              SEPT. 30,
                                                                1999
                                                              ---------
Net asset value, beginning of period                           $ 10.00
Income from investment operations:
  Net investment income                                           0.03
  Net realized and unrealized gain                               (0.03)
                                                               -------
    Total from investment operations                                --
                                                               -------
Less distributions:                                                 --
  Dividends from net investment income                              --
                                                               -------
        Total distributions                                         --
                                                               -------
Net assets value, end of period                                $ 10.00
                                                               -------
Total Return (a)                                                     -
Ratios and supplemental data:
  Net assets, end of period(000)                                   734
  Ratio of expenses to average net assets (b)*                    1.8%
  Ratio of net investment income to average net assets (b)*       3.9%

                                                               PERIOD
                                                                ENDED
                                                              SEPT. 30,
                                                                1999
                                                              ---------
Portfolio turnover rate                                           0.0%*
                                                               -------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of expenses by the Adviser equivalent to 4.9%* of average net assets, respectively.
* Annualized

FOR SHAREHOLDER ASSISTANCE
24 hours
800.823.7386

TO OPEN AN ACCOUNT OR OBTAIN INFORMATION
800.823.7386

VISIT OUR WEB-SITE
http://www.calamos.com

INVESTMENT ADVISOR
CALAMOS(R) ASSET MANAGEMENT, INC.
1111 E. Warrenville Road
Naperville, IL 60563-1493

DISTRIBUTOR
CALAMOS(R) FINANCIAL SERVICES, INC.
1111 E. Warrenville Road
Naperville, IL  60563-1493

TRANSFER AGENT
First Data Corp.
Investor Services Group
P.O. Box 61503
King of Prussia, PA  19406-0903

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, IL

CALAMOS(R) INVESTMENT TRUST

--------------------------------------------------------------------------------
This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless it is accompanied by a currently effective prospectus of the Funds, and, after December 31, 1999, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of CALAMOS(R) ASSET MANAGEMENT, Inc. only through September 30, 1999. The manager's views are subject to change at any time based on market and other conditions.